Non-controlling Interests (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Non-controlling interests
Balance at the beginning of the period	$ 0	$ 1,297,567
Net income for the period	0	39,029
Decrease in DryShips equity for reduction in subsidiary ownership	0	50,023
Amortization of stock based compensation	0	841
Dividends declared	0	(20,525)
Other equity components	0	518
Other comprehensive income	0	115
Deconsolidation of Ocean Rig	0	(1,367,568)
Balance at the end of the period	$ 0	$ 0